                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ] ; Amendment Number: ______

        This Amendment (Check only one.):    [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sound Shore Management, Inc.
Address: 8 Sound Shore Drive, Suite 180
         Greenwich, CT 06830

Form 13F File Number: 028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Shanna S. Sullivan
Title: Vice President
Phone: (203) 629-1980

Signature, Place, and Date of Signing:

   /s/ Shanna S. Sullivan              Greenwich, CT          October 10, 2006
-----------------------------  -----------------------------  ----------------
         (Signature)                   (City, State)               (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

           Form 13F File Number Name
           028-01190            Frank Russell Company
           028-05788            IXIS Asset Management Advisors, L.P.

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                             Form 13F SUMMARY PAGE

Report Summary: Sound Shore Management, Inc.

Number of Other Included Managers:           2
                                        ----------
Form 13F Information Table Entry Total:     53
                                        ----------
Form 13F Information Table Value Total: $6,738,949
                                        ----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No. Form 13F File number Name
--- -------------------- ------------------------------------
 1       028-01190       Frank Russell Company
 2       028-05788       IXIS Asset Management Advisors, L.P.


     Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive,
                        Suite 180, Greenwich, CT 06830

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
                                                                                                                       9/30/2006
--------------------------------------------------------------------------------------------------------------------------------
                                                                              Item 6                           Item 8
                              Item 2                                  Investment Discretion               Voting Authority
                              Title   Item 3     Item 4              ------------------------        ---------------------------
           Item 1               of    Cusip    Mkt. Value   Item 5      Sole    Shared  Other Item 7    Sole    Shared   None
       Name of Issuer         Class   Number    x $1000     Shares      (A)      (B)     (C)  Mgrs.     (A)      (B)      (C)
----------------------------- ------ --------- ---------- ---------- ---------- ------- ----- ------ ---------- ------ ---------
AES Corporation               COMMON 00130H105   158,534   7,775,092  7,705,557  69,535               6,311,857   0    1,463,235
Aetna Life & Casualty Co.     COMMON 00817Y108   178,458   4,512,225  4,472,875  39,350               3,665,075   0      847,150
Altria Group, Inc.            COMMON 02209S103       850      11,100     11,100       0                   7,800   0        3,300
Ambac Financial Group, Inc    COMMON 023139108       455       5,500      5,500       0                   2,500   0        3,000
Aon Corporation               COMMON 037389103   101,243   2,989,152  2,970,820  18,332               2,433,120   0      556,032
Bank of America Corporation   COMMON 060505104   214,002   3,994,805  3,958,101  36,704               3,243,901   0      750,904
Baxter International Inc      COMMON 071813109   222,669   4,898,124  4,855,596  42,528               3,970,896   0      927,228
Berkshire Hathaway, Inc.      COMMON 084670108   197,061       2,057      2,057       0                   1,625   0          432
Berkshire Hathaway, Inc. Cl B COMMON 084670207    33,736      10,629      9,929     700                   9,929   0          700
Boston Scientific Corporation COMMON 101137107   243,624  16,472,213 16,332,725 139,488              13,554,525   0    2,917,688
CIGNA Corporation             COMMON 125509109   174,261   1,498,116  1,484,297  13,819               1,215,997   0      282,119
CSX Corporation               COMMON 126408103   138,385   4,215,200  4,175,010  40,190               3,419,210   0      795,990
Chubb Corporation             COMMON 171232101   105,675   2,033,780  2,015,135  18,645               1,650,435   0      383,345
CitiGroup, Inc.               COMMON 172967101     1,294      26,053     26,053       0                   2,712   0       23,341
Citizen's Communications      COMMON 17453B101       618      44,000     44,000       0                  22,000   0       22,000
ConocoPhillips, Inc.          COMMON 20825C104    88,234   1,482,181  1,468,746  13,435               1,202,646   0      279,535
DIRECTV Group Inc             COMMON 25459L106   160,840   8,172,785  8,100,892  71,893               6,625,892   0    1,546,893
El Paso Corporation           COMMON 28336L109   122,506   8,981,387  8,898,477  82,910               7,284,277   0    1,697,110
Fannie Mae                    COMMON 313586109       598      10,700     10,700       0                   2,700   0        8,000
Freescale Semiconductor
  Inc. A                      COMMON 35687M107   196,860   5,173,730  5,137,422  36,308               4,206,222   0      967,508
Genworth Financial, Inc.      COMMON 37247D106   170,511   4,870,362  4,827,387  42,975               3,952,987   0      917,375
Hewlett-Packard Company       COMMON 428236103   150,163   4,092,737  4,057,423  35,314               3,325,023   0      767,714
Honda Motor Co. Ltd           COMMON 438128308   179,303   5,331,638  5,280,747  50,891               4,313,847   0    1,017,791
Interpublic Group of Cos.     COMMON 460690100   184,782  18,664,869 18,490,655 174,214              15,173,155   0    3,491,714
Jabil Circuit, Inc            COMMON 466313103       514      18,000     18,000       0                   8,000   0       10,000
Kinetic Concepts, Inc.        COMMON 49460W208   190,011   6,039,758  5,992,910  46,848               5,065,410   0      974,348
Laboratory Corp of America    COMMON 50540R409       852      13,000     13,000       0                   6,000   0        7,000
Liberty Media Hldg Corp
  Capital                     COMMON 53071M302   176,740   2,114,874  2,095,584  19,290               1,715,959   0      398,915
Lyondell Chemical Company     COMMON 552078107   185,862   7,326,043  7,260,303  65,740               5,884,303   0    1,441,740
Marsh & McLennan
  Companies                   COMMON 571748102   135,484   4,812,917  4,768,618  44,299               3,907,018   0      905,899
Merck & Co. Inc.              COMMON 589331107       394       9,400      9,400       0                       0   0        9,400
Morgan Stanley                COMMON 617446448   122,919   1,685,897  1,671,585  14,312               1,368,885   0      317,012
The Mosiac Company            COMMON 61945A107   140,309   8,302,303  8,223,961  78,342               6,702,661   0    1,599,642
Motorola Inc.                 COMMON 620076109   188,323   7,532,929  7,467,389  65,540               6,123,989   0    1,408,940
Pfizer Inc.                   COMMON 717081103   181,031   6,383,305  6,323,047  60,258               5,183,247   0    1,200,058
Presidential Life Corporation COMMON 740884101       224      10,000     10,000       0                   5,000   0        5,000
Quest Diagnostics, Inc.       COMMON 74834L100       245       4,000      4,000       0                   4,000   0            0
Royal Dutch Shell PLC ADR     COMMON 780259206   175,281   2,651,750  2,627,063  24,687               2,146,663   0      505,087
Southwest Airlines Company    COMMON 844741108   155,408   9,328,200  9,241,753  86,447               7,573,053   0    1,755,147
Sprint Nextel Corporation     COMMON 852061100   224,355  13,081,935 12,969,300 112,635              10,750,800   0    2,331,135
Symantec Corporation          COMMON 871503108   244,450  11,487,306 11,380,195 107,111               9,321,695   0    2,165,611
TJX Companies, Inc.           COMMON 872540109       925      33,000     33,000       0                  15,000   0       18,000
Textron Incorporated          COMMON 883203101       350       4,000      4,000       0                   2,000   0        2,000
Time Warner, Inc.             COMMON 887317105   292,540  16,047,188 15,903,788 143,400              13,038,488   0    3,008,700
Tyco International Ltd.       COMMON 902124106       336      12,000     12,000       0                   5,000   0        7,000
U.S. Bancorp                  COMMON 902973304   203,405   6,122,955  6,065,297  57,658               4,992,697   0    1,130,258
Unilever NV ADR               COMMON 904784709   214,826   8,754,117  8,675,016  79,101               6,998,016   0    1,756,101
UnumProvident Corporation     COMMON 91529Y106   145,971   7,528,177  7,461,708  66,469               6,001,408   0    1,526,769
Walt Disney Holding Company   COMMON 254687106   217,357   7,031,937  6,968,735  63,202               5,669,935   0    1,362,002
Waste Management, Inc.        COMMON 94106L109   143,270   3,905,945  3,870,527  35,418               3,171,527   0      734,418
Watson Pharmaceuticals, Inc.  COMMON 942683103   135,451   5,175,799  5,124,169  51,630               4,197,269   0      978,530
Williams Companies, Inc.      COMMON 969457100    69,339   2,904,864  2,877,600  27,264               2,357,100   0      547,764
Flextronics International     COMMON Y2573F102   168,116  13,300,349 13,176,533 123,816              10,721,133   0    2,579,216

   TOTALS:                      53             6,738,949